PRAXIS MUTUAL FUNDS

1110 N. MAIN STREET

GOSHEN, IN 46528

TEL. (800) 977-2947

May 3, 2022

VIA EDGAR SUBMISSION

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, DC 20549

Re:	Praxis Mutual Funds
(File Nos. 033-69724 and 811-08056) (the “Registrant”)

Dear Sir or Madam:

I hereby certify on behalf of the Registrant, pursuant to paragraph (j) of Rule 497 promulgated under the Securities Act of 1933, as amended (“1933 Act”) that:

1. The forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 60 to the Registration Statement under the 1933 Act on Form N-1A filed with the Securities and Exchange Commission on April 29, 2022 (the “Amendment”); and

2. The text of the Amendment has been filed electronically.

If you have any questions or require any further information, please contact the undersigned at (614) 416-9054.

Very Truly Yours,

/s/ Jennifer L. Gorham
Jennifer L. Gorham Assistant Secretary